Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2015
Accumulated Other Comprehensive Income [Abstract]
Schedule of Accumulated Other Comprehensive Income

Changes in Accumulated Other Comprehensive Income by Component
For the Year Ended December 31, 2015 and 2014 (1)

	Unrealized Gains and Losses on Available-for-Sale Securities

	2015	2014
Accumulated other comprehensive income (loss), beginning of period	$51	$98

Other comprehensive loss before reclassifications	(72)	(47)
Less amount reclassified from accumulated other comprehensive loss (2)	12	-
Net current-period other comprehensive income (loss)	(60)	(47)

Accumulated other comprehensive income (loss), end of period	$(9)	$51

(1)	All amounts are net of tax. Amounts in parentheses indicate a reduction of other comprehensive income.
(2)	There was $12 reclassified out of other comprehensive income for year ended December 31, 2015 due to an early redemption of a municipal security.